UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-3888

          Combined Penny Stock Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John R Overturf
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 09/30
                       --------------------
Date of reporting period: 03/31/04
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1. REPORTS TO STOCKHOLDERS





                          Combined Penny Stock Fund, Inc.



                               2004 Semi-Annual Report

The Company

Combined Penny Stock Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "PENY". All, or nearly all, capital gains and dividends are reinvested in the Fund.

To Our Shareholders

The two year period since our last Annual Statement has been a difficult period for all Combined stakeholders - its employees and shareholders alike. The Board placed before the Shareholders a proxy that would have brought about substantial changes to the Fund including a change of the name and investment policy. Unfortunately, after several attempts, we were unsuccessful in our efforts as we only received 43% of the votes needed to approve the proxy.

Subsequently, the Fund has reduced operating expenses to a bare minimum and has converted a majority of the holdings to cash. We have also explored several strategic alternatives to enhance shareholder value through the possible merger or change in control of the Fund, but to no avail. In the near future we will explore the alternative of liquidating the Fund and closing the doors.

The Board and I have been and continue to be committed to do the right thing - to do what is best for the long term interests of the shareholders of Combined Penny Stock Fund, Inc.

Thanks to our shareholders for their patience and continued support of the Fund.


Sincerely

John R. Overturf, Jr.
President
Combined Penny Stock Fund, Inc.
September 30, 2004






Corporate Information
Officers and Directors                         Independent Auditors
John R. Overturf, Jr., President/Director      EKS&H, PC
Dr. A. Leonard Nacht, Secretary and Director   7979 E. Tufts Avenue, Suite 400
Jeffrey J. Kormos, Director                    Denver, CO 80237-2843
Rolf Lichtenberg, Director

Stock Transfer Agent                           Custodian of Portfolio Securities
Computershare Trust Company, Inc.              US Bank
P.O. Box 1596
Denver, CO  80201

Corporate Headquarters                          Counsel
Combined Penny Stock Fund, Inc.                 Clifford L. Neuman, P.C.
6180 Lehman Drive, Suite 103                    Temple-Bowron House
Colorado Springs, CO  80918-3415                1507 Pine Street
                                                Boulder, CO 80302

Statement of Assets and Liabilities In Liquidation as of March 31, 2004


Assets

Investments at Liquidation value:
Investments in securities of unaffiliated issuers
        (identified cost $685,863)                                    $  19,349

Cash and Equivalents                                                    567,727
A/R Securities sold                                                         454
                                                                        -------
Total Assets                                                            587,530

Liabilities

Payables:
Accounts Payable                                                            977
                                                                         ------
Total Liabilities                                                           977
Contingencies
Net Assets in Liquidation                                             $ 586,553
                                                                      =========
Net Asset Value per Share                                             $    .013
                                                                           ====
Capital Stock and Accumulated Loss as of March 31, 2004


Common Stock, $.001 par value, 100,000,000
  shares authorized, 46,342,000                                    $     45,687
  issued and outstanding
Additional paid-in capital                                            5,854,490
                                                                    -----------
Net capital paid-in on shares of capital stock                     $  5,900,177

Accumulated loss:
Net investment loss                                                  (3,586,323)
Accumulated realized loss                                            (1,061,516)
Net unrealized depreciation of investments                             (665,785)
                                                                     ----------
Total accumulated loss                                               (5,313,624)

Net Assets in Liquidation                                           $   586,553
                                                                      =========
                 See notes to financial statements

Statement of Investments in Unaffiliated Issuers available for liquidation as of March 31, 2004

Units,
Shares or
Warrants                                                               Value (a)

                             Common Stocks - 3.30%

                             Capital Goods - .0%

 20,000  International Airline Support Group, Inc.                       $    0

                          Data Processing\Computer - .46%

 10,000  Infotech USA, Inc.                                         $     2,700


Statement of Investments in Unaffiliated Issuers Avaiable for Liquidation as of March 31, 2004

Units,
Shares or
Warrants                                                              Value (a)

                            Common Stocks - 3.30% (Continued)

                            Entertainment - .46%

120,000  Global Casinos                                             $     1,800
 60,210  Global Casinos, Inc.                                               903
                                                                          -----
         Group Subtotal                                                   2,703

                                Finance - .00%

  2,075  Milestone Capital, Inc.                                      $       2
                                                                            ---
         Group Subtotal:                                                      2

                            Food & Beverage - .00%

    184  Charlie O' Beverage, Inc.                                        $   0
                                                                            ---
         Group Subtotal:                                                      0


                              Manufacturing - .05%

    600  Sooner Holdings, Inc.                                            $   2
 10,000  Grip Technologies, Inc                                               0
    417  Zapworld.com                                                       267
135,000  Cable & Co Worldwide, Inc.                                           0
  3,333  Training Devices, Inc. (b).                                          0
                                                                          -----
         Group Subtotal:                                                  $ 269

Statement of Investments in Unaffiliated Issuers Avalable for Liquidation as of March 31, 2004

Units,
Shares or
Warrants                                                               Value (a)


                             Common Stocks - 3.3% (Continued)

                          Medical Services & Research - 1.70%


  5,000  Medical CV, Inc. - units                                     $  10,000
                                                                         ------
         Group Subtotal:                                                 10,000

                                  Mining - .63%

  7,500  Globex Mining Enterprises, Inc.                                $ 3,675
    800  Exprofuels, Inc.                                                     0
                                                                          -----
         Group Subtotal:                                                $ 3,675

                                   Retail - .00%
    928  Premier Concepts, Inc.                                            $  0
    893  9A Investment Holding Corp.                                          0
  4,000  House 2 Home                                                         0
 27,000  Product Express com EBusiness                                        0
         Group Subtotal:                                                   $  0

                                                                       --------
 TOTAL COMMON STOCKS (Cost $685,863)                                   $ 19,349

Total Investments in Securities of
        Unaffiliated Issuers (Cost $685,863)                           $ 19,349


Total Investments in Securities of Unaffiliated
               Issuers (Cost $685,863)             3.30%        $19,349
 Other Assets, Net of Liabilities                 96.70%        567,204
                                                 ------         -------
Net Assets                                       100.00%      $ 586.553

         (a)  See Note 1 and 2 of notes to financial statements.
         (b)  Restricted security, see Note 2 of notes to financial statements.


                        See notes to financial statements

Statement of Operations in Liquidationfor the Six Months Ended March 31, 2004

Investment Loss:
Interest income                                                           1,542
                                                                         ------
Total income                                                              1,542

Expenses:
Accounting services and administration                                   11,000
Professional fees                                                         5,000
Director's fees                                                           4,000
Transfer fees                                                             3,906
Legal                                                                     1,764
Custodian fees                                                              972
Other                                                                       667
                                                                        -------
Total expenses                                                          (27,309)

Net Investment Loss Before Net Realized and Unrealized Gain(Loss)
on Investments                                                          (25,767)
                                                                         ======

Net Realized Loss and Unrealized Appreciation on Investments:
Net realized loss from investment transactions                         (573,088)
Net unrealized appreciation of investments                              624,789
                                                                        -------
Net Gain on Investments                                                  51,701

Net Increase in Net Assets from Operations in Liquidation              $ 25,934
                                                                        =======

Statement of Changes in Net Assets in Liquidation for the Six Months Ended March 31, 2004 and for the Years Ended September 30, 2003 and 2002

                                       For the Unaudited
                                       Six Months Ended
                                       March 31, 2004       2003        2002


 From Operations:
 Net investment loss                         $ (25,767) $ (191,428)  $ (138,260)
 Net realized gain/loss from investment
 transactions                                 (573,088)     11,822       10,621

 Net unrealized appreciation of investments    624,789      63,856      (73,999)
                                               -------     -------     --------
 Net increase in net assets from operations     25,934    (115,750)    (201,638)

 From Capital Stock Transactions:
 Purchase of treasury stock (300,000 shares
 for the Six Months Ended March 31, 2004
 and 2,374,000 and 1,755,000 shares in
 Years 2003 and 2002, respectively)             (3,667)     (8,705)     (37,999)

 Net Assets - beginning of period              564,286     688,741      928,378
                                               --------     -------    --------
 Net Assets - end of period                  $ 586,553   $ 564,286    $ 688,741


                       See notes to financial statements

 Financial Highlights




                         For the Unaudited                  For the Years Ended
                          Six Months Ended                      September 30...
                           March 31, 2004     2003     2002      2001      2000

 Per Share:

 Income from Investments           $.000    $ .000    $.000     $.001     $.001

 Expenses                          (.002)    (.002)   (.003)    (.003)    (.003)

 Net Investment Loss               (.002)    (.002)   (.003)    (.002)    (.002)

 Net Realized Gain and unrealized
 appreciation(depreciation) of
 investments                        .000      .000    (.001)    (.007)     .004


 Net increase (decrease) in net
 asset value                       (.002)    (.002)   (.004)    (.009)     .002


 Net Asset Value:

 Beginning of year                  .015      .015    .019       .028      .026
                                    ----     -----    ----      -----     -----
 End of Year                    $   .013    $ .013  $ .015     $ .019    $ .028

 Total investment return\(loss)(1)(13.33%)  (13.33%)(21.05%)   (32.14%)    7.69%

 Ratios:

 Expenses to average net assets     12.84%   12.84%  17.42%     12.24%    11.81%

 Net investment loss to average
 net assets                         12.40%   12.40%  15.79%      8.69%     7.25%


 Portfolio turnover rate (2)            0%       0%  35.57%    114.47%    95.72%


(1) Based on the change in net asset value considering there has been no distributions during the period presented. The Fund does not believe that a presentation based on changes in the market value of the Fund's common stock is appropriate considering the limited market for the Fund's stock.

(2) The lesser of purchases or sales of portfolio securities for a period divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales of investment securities for the six months ended March 31, 2003 were $0 and $39,949, respectively.


                             See notes to financial statements

 Notes to Financial Statements


 1.  Summary of Significant Accounting Policies

Combined Penny Stock Fund, Inc. (the Fund) was incorporated September 7, 1983 and is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small, speculative stocks traded in the over-the-counter market and is being managed by the Board of Directors of the Fund. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Securities  and  Exchange  Commission   Examination  and  Liquidation  Basis  of
Accounting

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations beyond the liquidation of its assets. However, the ultimate outcome of this matter is not determinable at this time.

During 2003, the Board of Directors determined after being advised by legal council that the Company was administratively dissolved, as a result of its failure to file its corporate report and pay annual fees as required by C.R.S ss.7-114-201. The effective date of the administrative dissolution was July 1, 2000. As a result of that administrative dissolution, the corporate existence of the Company continued but the corporation was not lawfully able to carry on business except such business as is appropriate to wind up and liquidate its business and affairs in accordance with applicable law. The Company has been engaged in such process of converting all of its assets to cash for the purpose of doing a liquidating distribution to its shareholders. The actions are appropriate and authorized under applicable law notwithstanding the Company's administrative dissolution. The Board of Directors believes the Company has complied with all laws and regulations relating to becoming administratively dissolved, however, if there were violations unknown to the Board of Directors, the impact, if any, on the accompanying financial statements cannot be determined at this time.

Basis of Accounting - As a result of the administrative dissolution described above, the Company changed its basis of accounting for the periods after 2002 from the going concern basis to the liquidation basis which had no material impact on the accompanying financial statements.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the Electronic Bulletin Board or Pink sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly traded securities and corporate notes, are valued at their fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors.

Federal Income Taxes - The Fund has not elected to be treated for Federal tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at tax rates applicable to corporations.

The Fund accounts for income taxes in accordance with the Statement of Financial Accounting Standards (SFAS) No 109, "Accounting for Income Taxes." Under SAFS No. 109, a current or deferred income tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Other- Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of March 31, 2004, are non-income producing securities.

Concentration of Cash - As of March 31, 2004, the Fund had a money market deposit at a bank of $552,286 which is in excess of the federally insured limit.

Use of Estimates - The preparation of the Fund's financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 2.  Restricted and Thinly-traded Securities

Restricted securities are those securities which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration statement or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 2004. These securities comprised approximately 1% of the Fund's net assets at such time.


 Description                    Date of Acquisition     Cost            Value

 Training Devices, Inc.           February 20, 1997   $ 12,500          $   0
 Global Casinos, Inc.                August 1, 2001     59,800          1,800

 The Fund has no right to require registration of the above restricted security.

Valuations for the restricted securities, as well as certain thinly-traded securities and corporate notes, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $26,202 as of March 31, 2004, representing 4.35% of the Fund's net assets. Because of the inherent subjectivity of these valuations, it is reasonably possible that a change in such valuations could occur in the near term.

 3.  Unrealized Gains and Losses

At March 31, 2004, the net unrealized depreciation of investments of $665,785 was comprised of gross appreciation of $3 for those investments having an excess of value over cost and gross depreciation of $665,788 for those investments having an excess of cost over value.

 4.  Income Taxes

There was no income tax provision as of March 31, 2004 as the deferred tax assets relating to accumulated losses and unrealized depreciation of $822,000 continue to be fully reserved. The deferred tax assets related valuation allowance each increased $11,000 during the six months ended March 31, 2004 due to the utilization of operating loss carryovers. Accumulated net investment loss carryovers for income tax purposes total $1,870,000 at March 31, 2004, and will expire in varying amounts through 2008.

 5.  Purchase and Retirement of Treasury Stock

During the period ended March 31, 2004, the Fund purchased 300,000 shares of its common stock at a cost of $3,667 for the purpose of reducing the number of outstanding shares.

 6.  Securities and Exchange Commission Examination

Pursuant  to  an  examination  of  the  Fund  by  the  Securities  and  Exchange
Commission(SEC), the SEC has issued a letter to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund has responded to the SEC and does not believe that the outcome of this matter will have a material impact on the Fund's financial condition or operations. However, the ultimate outcome of this matter is not determinable at this time.

                            End of notes to financial statements



ITEM 2. CODE OF ETHICS. Not applicable

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable

ITEM 4.PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Not applicable - schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS.
                      Not applicable.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS. Not applicable.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Combined Penny Stock Fund, Inc.  By * /s/ John R Overturf

                      John R Overturf, President Date 03/04/05
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John R Overturf

                 John R Overturf   President Date 03/04/05
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John R. Overturf*(42)  President,  Mr. Overturf serves as President
6180 Lehman Dr 103     since       of the Combined Penny Stock Fund,
Colorado Springs,      August 1996 Inc., a closed-end stock fund, a
Colorado 80918         Director    position he has since August 1996.
                       From March  From September 1993 until September
                            1996   1996, Mr. Overturf served as Vice-
                                   President of the Rockies Fund, Inc.
                                   A closed-end stock market fund. Mr.
                                   Overturf serves as the President
                                   Of R.O.I., Inc., a private
                                   Investment company, a position he
                                   Has held since 1993.  From June 1984
                                   until February 1992, Mr. Overturf
                                   served as Vice-President of Colorado
                                   National Bank.  Mr. Overturf holds a
                                   Bachelor of Science degree in
                                   Finance from the University of
                                   Northern Colorado.  Mr. Overturf
                                   also is a director of BioSource
                                   International, Inc. a California
                                   Corporation.

A. Leonard Nacht*(74) Secretary    From April 1990 to October 1991,
P.O. Box 1679        since April   Dr. Nacht was Secretary of Redwood
Edwards, CO 81632       1990       MicroCap Fund, Inc. ("RWCF"). From
                       Director    1957 to 1994, Dr. Nacht was in the
                       since       private practice of denistry.  Dr.
                       February    Nacht is currently retired as a
                       1990        dentist.  Dr. Nacht has a DDS degree
                                   from the University of Washington
                                   and is a member of the American and
                                   Colorado Dental Asociations.

Jeffrey J. Kormos (62) Director    From August, 2001 until present, Mr.
8751 N 51st Ave 115    since       Kormos has been employed as an
Glendale, Az 85302     July 1997   account executive with Samco
                                   Financial Services, Inc.  From
                                   August 1994 to August 2002, he was
                                   employed as an account executive
                                   with Yee, Desmond, Schroeder & Allen
                                   Inc., an NASD member stockbrokerage
                                   firm.  From March 1993 to August
                                   1994, he was employed as an account
                                   executive with G. R. Stuart &
                                   Company, Inc.  From December 1992 to
                                   March 1993, Mr. Kormos was employed
                                   as an account executive with
                                   Financial Securities Network, Inc.,
                                   and from April 1987 to December 1992
                                   he was employed as an account
                                   executive with Affiliated Securities


Rolf L. Lichtenberg (54)Director   Mr. Lichtenberg joined the Portland
956 SE Ankeny St. #1    since      staff of Cascadia Revolving Fund in
Portland, OR  97214     August     October 2000.  Cascadia is a private
                        2002       non-profit community development financial
                                   institution making loans and providing
                                   technical assistance to small businesses unable to access credit from traditional sources. From 1998 to the summer of 2000 He worked in the Mortgage Loan Department of Vectra Bank of Colorado in Colorado Springs.
                                   His background consists of seventeen years of banking knowledge including 12 years as a commercial lender, loan department head and branch manager. Mr. Lichtenberg's lending background began at Security Pacific Bank's
                                   Los Angeles headquarters and continued at banks in Washington DC, Canada and Colorado.
                                   He also spent five years as a small business owner/manager in Colorado and several years as an account executive in the securities industry. Mr. Lichtenberg received Master of Business Administration from the University of Colorado in Boulder in 1976 and a Bachelor's Degree in Finance also from the University of Colorado in 1974. He has served as the president of the Colorado Springs chapter of the National Kidney Foundation and as treasurer of the Chamber of Commerce in Fountain, Colorado.

* Mr. Overturf and Dr. Nacht may be deemed interested persons as that term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended, by virtue of their being officers as well as directors of the Fund.

The Fund Statement of Additional Information includes additional information about Fund directors and is available by calling the Fund's phone number, at 719-593-2111.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available calling the Fund phone number, (719-593-2111.

The Fund has adopted a code of ethics applicable to its principal executive officer and principal financial officer. A copy of this code is available by calling the Fund phone number, (719)593-2111.

Combined Penny Stock Fund, Inc
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918
Phone:  (719) 593-2111
Fax:  (719) 593-2342

Board of Directors
John R. Overturf
A. Leonard Nacht
Jeffrey J. Kormos
Rolf L. Lichtenberg

Officers
John R Overturf, President
A. Leonard Nacht, Secretary

                                                                PRSRT STD
                                                                U.S. POSTAGE
                                                                PAID
                                                                Co. Spgs., CO
                                                                Permit No. 440
        Combined Penny Stock Fund, Inc.
        6180 Lehman Drive, Suite 103
        Colorado Springs, Colorado  80918-3415